Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs and VIEs and VIES' subsidiaries

As of December 31, 2022, the Company’s major subsidiaries are as follows:

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.999993%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.999%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education PTE.LTD	Singapore	December 17, 2021	100%
51Talk Training SDN.BHD	Malaysia	April 5, 2022	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
Nanjing Helloworld Online Information Technology Co., Ltd	PRC	September 20, 2022	100%
*

The Company directly holds the 99.999993% and 99.999% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substantive non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2021 and 2022. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Shenzhen Zhixing, Zhishi Training, Houdezaiwu Online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2021	2022
	US$	US$
Cash and cash equivalents	31	—
Prepaid expenses and other current assets	135	—
Amounts due from inter-company entities*	149,694	—
Rights-of-use assets	308	—
Current assets held-for-sale	101,798	—
Non-current assets held-for-sale	19,687	—
Total assets	271,653	—
Lease liability-current and non-current	274	—
Amounts due to inter-company entities*	51,365	—
Current liabilities held-for-sale	284,839	—
Non-current liabilities held-for-sale	2,365	—
Total liabilities	338,843	—

* All inter-company balances have been eliminated upon consolidation.

1Operations and Reorganization (Continued)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Third-party costs and expenses	—	(1,178)	(287)
Total costs and expenses	—	(1,178)	(287)
Loss from operations	—	(1,178)	(287)
Other (expenses)/income, net	—	1	3
Net loss from continuing operations	—	(1,177)	(284)
Net income/(loss) from discontinued operations	51,167	35,792	(83,653)
Net income/(loss)	51,167	34,615	(83,937)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Net cash provided by/(used in) operating activities with external parties	232,491	58,654	(25,160)
Net cash used in operating activities with intra-Group entities	(134,482)	(137,822)	(9,308)
Net cash provided by/(used in) operating activities operations	98,009	(79,168)	(34,468)

Net cash (used in)/provided by investing activities with external parties	(103,880)	87,905	21,515
Net cash used in investing activities with intra-Group entities	—	(22,776)	(603)
Net cash (used in )/provided by investing activities	(103,880)	65,129	20,912

Net cash provided by /(used in) financing activities with intra-Group entities	—	521	(259)
Net cash provided by/(used in) financing activities	—	521	(259)